Prepayments and other current assets -Summary of provision for prepayments and other current assets (Details)(Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Balance at the beginning of year	¥ 80,547	$ 11,345	¥ 94,433	¥ 91,422
Reversal	(5,539)	(780)	(2,374)
Write-offs	(2,752)	(388)	0	(10,205)
Balance at the end of year	72,606	10,226	80,547	94,433
Prepaid Expenses And Other Current Asset
Balance at the beginning of year	324,878	45,758	318,034	342,383
Addition	1,355	191	16,508	22,408
Reversal	(4,278)	(603)	(8,050)	(19,550)
Write-offs	(2,634)	(371)	0	(27,207)
Disposals of subsidiaries	0		(1,614)
Balance at the end of year	¥ 319,321	$ 44,975	¥ 324,878	¥ 318,034